UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number - 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons

Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Art Ally

Timothy Partners, Ltd.

105 Maitland Center Commons

Maitland, FL 32751

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 09/30

Date of reporting period: 12/31/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44

U.S.C. § 3507.

Item 1. Schedule of Investments.

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
As of December 31, 2009 - (Unaudited)

COMMON STOCKS - 99.43%
number of shares		fair value

	BANKS - 1.78%
3,688	Prosperity Bancshares, Inc.	$ 149,253
3,440	Signature Bank *	109,736
		258,989

	CHEMICALS - 2.53%
4,110	Ashland, Inc.	162,838
16,232	Solutia, Inc. *	206,146
		368,984

	CONSUMER GOODS - 5.04%
3,312	Coach, Inc.	120,987
4,781	FGX International Holdings, Ltd. *	93,660
16,799	Jarden Corp.	519,257
		733,904

	EDUCATION - 2.62%
4,028	DeVry, Inc.	228,508
7,571	K12, Inc. *	153,464
		381,972

	FINANCIAL / INVESTMENT SERVICES - 5.14%
1,300	Assured Guaranty, Ltd.	28,288
16,055	Broadpoint Gleacher Securities, Inc. *	71,605
8,689	Invesco, Ltd.	204,105
4,051	MSCI, Inc. - Class A *	128,822
2,195	Stifel Financial Corp. *	130,032
9,578	TD Ameritrade Holding Corp.*	185,622
		748,474

	HEALTHCARE - 9.85%
1,094	Amedisys, Inc. *	53,125
10,000	Bruker Corp.*	120,600
3,068	Catalyst Health Solutions, Inc. *	111,890
1,637	Express Scripts, Inc.*	141,519
4,008	ICON plc (ADR) *	87,094
3,343	IPC The Hospitalist Co., Inc. *	111,155
2,900	NuVasive, Inc. *	92,742
3,927	Psychiatric Solutions, Inc. *	83,017
5,622	Sirona Dental Systems, Inc. *	178,442
2,640	SXC Health Solutions Corp. *	142,428
7,017	Wright Medical Group, Inc. *	132,972
3,030	Zimmer Holdings, Inc.*	179,103
		1,434,087

	INDUSTRIALS / MACHINERY - 3.78%
3,638	Gardner Denver, Inc.	154,797
1,071	Goodrich Corp.	68,812
2,395	Grief, Inc. - Class A	129,282
4,217	Ingersoll-Rand Plc	150,715
2,200	Orion Marine Group, Inc.*	46,332
		549,938

	INFORMATION TECHNOLOGY - 14.42%
294	Advent Software, Inc. *	11,975
1,322	Amphenol Corp. - Class A	61,050
34,164	Art Technology Group, Inc. *	154,080
5,290	Atheros Communications, Inc. *	181,130
7,978	Brightpoint, Inc. *	58,638
12,518	Brocade Communications Systems, Inc. *	95,512
4,779	Cognizant Technology Solutions Corp. - Class A *	216,489
3,126	Concur Technologies, Inc. *	133,636
2,158	Equinix, Inc.*	229,072

*See accompanying notes which are an integral part of these financial statements.

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
As of December 31, 2009 - (Unaudited)

COMMON STOCKS - 99.43% (continued)
number of shares		fair value

	INFORMATION TECHNOLOGY - 14.42% (continued)
3,238	F5 Networks, Inc. *	$ 171,549
150	Fortinet, Inc. *	2,635
2,500	Gartner, Inc. *	45,100
9,166	Informatica Corp. *	237,033
1,836	McAfee, Inc. *	74,486
2,200	Parametric Technology Corp. *	35,948
3,384	Switch & Data Facilities Co., Inc. *	68,391
3,963	Sybase, Inc. *	171,994
7,827	VanceInfo Technologies, Inc. (ADR) *	150,357
		2,099,075

	INSTRUMENTS - 0.90%
1,242	Mettler-Toledo International, Inc. *	130,398

	INSURANCE - 1.45%
11,519	XL Capital, Ltd. - Class A	211,143

	MISCELLANEOUS SERVICES - 8.39%
2,863	Alliance Data Systems Corp. *	184,921
6,000	Constant Contact, Inc. *	96,000
2,124	FTI Consulting, Inc. *	100,168
11,261	GSI Commerce, Inc. *	285,917
4,768	McDermott International, Inc. *	114,480
15,166	Sapient Corp. *	125,422
2,553	VistaPrint NV *	144,653
5,103	Waste Connections, Inc. *	170,032
		1,221,593

	OIL / NATURAL GAS - 8.34%
8,974	Clean Energy Fuels Corp. *	138,289
11,075	EXCO Resources, Inc.	235,122
16,859	Rex Energy Corp. *	202,308
1,963	Superior Energy Services, Inc. *	47,681
12,867	Venoco, Inc. *	167,786
10,291	Weatherford International, Ltd. *	184,312
3,341	Whiting Petroleum Corp. *	238,781
		1,214,279

	PHARMACEUTICALS - 7.95%
6,039	Alexion Pharmaceuticals, Inc. *	294,824
5,188	BioMarin Pharmaceutical, Inc. *	97,586
8,464	Eurand NV *	109,186
15,845	Impax Laboratories, Inc. *	215,492
2,203	Regeneron Pharmaceuticals, Inc. *	53,269
6,894	Salix Pharmaceuticals Ltd. *	175,108
4,048	United Therapeutics Corp. *	213,127
		1,158,592

	RESTAURANTS - 0.77%
9,958	Texas Roadhouse, Inc. *	111,828
*See accompanying notes which are an integral part of these financial statements.

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
As of December 31, 2009 - (Unaudited)

COMMON STOCKS - 99.43% (continued)
number of shares		fair value

	RETAIL - 5.32%
16,545	Coldwater Creek, Inc. *	$ 73,791
900	Group 1 Automotive, Inc.	25,515
5,075	Gymboree Corp. *	220,712
3,361	Kohl's Corp. *	181,259
8,504	Lumber Liquidators Holdings, Inc. *	227,907
1,200	O'Reilly Automotive, Inc. *	45,744
		774,928

	SEMICONDUCTORS - 10.40%
15,688	Cypress Semiconductor Corp. *	165,665
12,418	Fairchild Semiconductor International, Inc.*	124,056
11,573	Marvell Technology Group, Ltd. *	240,140
19,853	Microsemi Corp. *	352,391
2,231	Netlogic Microsystems, Inc. *	103,206
18,937	ON Semiconductor Corp. *	166,835
16,939	PMC-Sierra, Inc. *	146,692
4,466	Silicon Laboratories, Inc. *	215,886
		1,514,871

	STEEL PRODUCERS - 1.21%
9,934	Steel Dynamics, Inc.	176,030

	TELECOMMUNICATIONS - 6.21%
6,101	Aruba Networks, Inc. *	65,037
9,995	NICE Systems, Ltd. (ADR) *	310,245
15,483	SBA Communications Corp. - Class A *	528,899
		904,181

	TRANSPORTATION - 3.33%
6,427	Atlas Air Worldwide Holdings, Inc. *	239,406
20,070	RailAmerica, Inc. *	244,854
		484,260

	Total Common Stocks (cost $11,599,121)	14,477,526

MONEY MARKET FUNDS - 2.34%
number of shares		fair value

340,124	Timothy Plan Money Market Fund, 0.05%(A) (B)	340,124

	Total Money Market Funds (cost $340,124)	340,124

	TOTAL INVESTMENTS (cost $11,939,245) - 101.77%	$ 14,817,650

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.77)%	(258,021)

	NET ASSETS - 100.00%	$ 14,559,629

(ADR) American Depositary Receipt.
* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at December 31, 2009.
(B) Affiliated fund.
*See accompanying notes which are an integral part of these financial statements.

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS
As of December 31, 2009 - (Unaudited)

COMMON STOCKS - 95.32%
number of shares		fair value

	AUTOMOTIVE - 3.43%
20,000	Fiat SpA (ADR) (B) *	$ 294,122
28,500	Honda Motor Co., Ltd. (ADR)	966,150
		1,260,272

	BANKS - 16.80%
68,000	Banco Bilbao Vizcaya Argentaria SA (ADR)	1,226,720
21,000	BOC Hong Kong (Holdings), Ltd. (ADR) (B)	954,240
36,000	Credit Agricole S.A. (ADR) (B)	318,600
25,200	DBS Group Holdings, Ltd. (ADR) (B)	1,108,800
35,400	Intesa Sanpaolo (ADR) * (B)	959,340
139,500	National Bank of Greece S.A. (ADR) *	726,795
62,000	Societe Generale (ADR) (B)	871,100
		6,165,595

	BUILDING & CONSTRUCTION - 3.92%
19,000	Desarrolladora Homex S.A. de C.V. (ADR) *	638,780
28,000	Vinci SA (ADR) (B)	401,800
109,000	Wienerberger AG (ADR) (B)	397,850
		1,438,430

	CHEMICALS - 6.39%
11,000	Agrium, Inc.	676,500
37,400	Henkel AG & Co. KGaA (ADR) (B)	1,666,170
		2,342,670

	CONSUMER GOODS - 6.68%
58,000	Cosan, Ltd. - Class A *	504,600
24,550	FUJIFILM Holdings Corp. (ADR) (B)	741,410
19,000	Kerry Group plc (ADR) (B)	608,000
31,000	Shiseido Co, Ltd. (ADR) (B)	597,370
		2,451,380

	DIVERSIFIED OPERATIONS - 5.50%
87,000	Keppel Corp., Ltd. (ADR) (B)	1,023,120
20,000	Mitsubishi Corp. (ADR) (B)	995,200
		2,018,320

	ELECTRIC POWER - 4.55%
6,500	E.ON AG (ADR) (B)	271,375
12,000	International Power plc (ADR) (B)	604,800
8,200	RWE AG (ADR) (B)	794,580
		1,670,755

	FINANCIAL / INVESTMENT SERVICES - 1.55%
84,000	3i Group PLC (ADR) (B)	191,940
11,000	ORIX Corp. (ADR)	375,760
		567,700

	HEALTHCARE - 6.10%
20,000	Fresenius Medical Care AG & Co. KGaA (ADR)	1,060,200
23,000	Smith & Nephew plc (ADR)	1,178,750
		2,238,950
*See accompanying notes which are an integral part of these financial statements.

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS
As of December 31, 2009 - (Unaudited)

COMMON STOCKS - 95.32% (continued)
number of shares		fair value

	INDUSTRIALS - 3.15%
29,000	Atlas Copco AB - Class B (ADR) (B)	$ 378,450
58,000	Cookson Group PLC (ADR) (B) *	395,438
20,900	Sterlite Industries (India), Ltd. (ADR)	380,798
		1,154,686

	INFORMATION TECHNOLOGY - 4.02%
24,000	Canon, Inc. (ADR)	1,015,680
20,000	Cap Gemini (ADR) (B)	459,000
		1,474,680

	INSURANCE - 3.22%
19,000	Tokio Marine Holdings, Inc. (ADR) (B)	516,990
30,500	Zurich Financial Services AG (ADR) (B)	663,070
		1,180,060

	MINERALS & MINING - 7.57%
32,380	Anglo American plc (ADR) (B) *	701,999
2,800	Rio Tinto plc (ADR)	603,092
58,800	Thompson Creek Metals Co., Inc. *	689,136
31,500	Vale SA (ADR)	781,830
		2,776,057

	OIL / NATURAL GAS - 7.98%
23,500	Petroleo Brasileiro S.A. (ADR)	996,165
28,668	Statoil ASA (ADR)	714,120
19,000	Total S.A. (ADR)	1,216,760
		2,927,045

	RETAIL - 1.51%
25,000	William Morrison Supermarkets plc (ADR) (B)	555,750

	SERVICES - 2.29%
44,000	ABB, Ltd. (ADR) *	840,400

	STEEL - 2.49%
9,900	ArcelorMittal	452,925
10,800	Tenaris S.A. (ADR)	460,620
		913,545

	TELECOMMUNICATIONS - 8.17%
22,000	America Movil SAB de C.V. - Series L (ADR)	1,033,560
52,000	Singapore Telecommunications, Ltd. (ADR) (B)	1,141,400
47,000	Turkcell Iletisim Hizmetleri AS (ADR)	822,030
		2,996,990

	Total Common Stocks (cost $31,717,916)	34,973,285

*See accompanying notes which are an integral part of these financial statements.

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS
As of December 31, 2009 - (Unaudited)

MONEY MARKET FUNDS - 3.96%
number of shares		fair value

1,452,710	Timothy Plan Money Market Fund, 0.05%(A)(C)	$ 1,452,710

	Total Money Market Funds (cost $1,452,710)	1,452,710

	TOTAL INVESTMENTS (cost $33,170,626) - 99.28%	$ 36,425,995

	OTHER ASSETS LESS LIABILITIES - 0.72%	264,083

	NET ASSETS - 100.00%	$ 36,690,078

(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at December 31, 2009.
(B) Securities are priced using an evaluated bid provided by an independent pricing source, which is based on the Fund's Good Faith Pricing Guidelines.
Such values are approved by the Board of Trustees and are considered Level 2 securities in accordance with GAAP valuation methods.
The total value of such securities at December 31, 2009 is $17,611,914, which represents 48% of net assets.
(C) Affiliated fund.

DIVERSIFICATION OF ASSETS
country		percentage of net assets
Austria		1.07%
Brazil		6.22%
Canada		3.72%
France		8.91%
Germany		10.34%
Greece		1.98%
Hong Kong		2.60%
India		1.04%
Ireland		1.66%
Italy		3.42%
Japan		14.20%
Luxembourg		2.49%
Mexico		4.56%
Norway		1.95%
Singapore		8.92%
Spain		3.34%
Sweden		1.03%
Switzerland		4.10%
Turkey		2.24%
United Kingdom		11.53%
Total		95.32%
Money Market Funds		3.96%
Other assets less liabilities		0.72%
Grand Total		100.00%
*See accompanying notes which are an integral part of these financial statements.

LARGE/MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
As of December 31, 2009 - (Unaudited)

COMMON STOCKS - 93.00%
number of shares		fair value

	CHEMICALS - 1.07%
11,515	Ashland, Inc.	$ 456,224

	CONSUMER GOODS - 2.16%
6,350	Coach, Inc.	231,965
22,250	Jarden Corp.	687,748
		919,713

	DIVERSIFIED OPERATIONS - 1.36%
16,275	Ingersoll-Rand PLC	581,669

	EDUCATION - 1.93%
14,504	DeVry, Inc.	822,812

	FINANCIAL / INVESTMENT SERVICES - 8.85%
14,275	Assured Guaranty Ltd	310,624
4,250	Franklin Resources, Inc.	447,737
37,705	Invesco, Ltd.	885,690
5,530	MSCI, Inc. - Class A *	175,854
16,050	SEI Investments Co.	281,196
21,250	T. Rowe Price Group, Inc.	1,131,563
27,930	TD Ameritrade Holding Corp. *	541,283
		3,773,947

	HEALTHCARE - 15.94%
28,660	AmerisourceBergen Corp.	747,166
35,165	Bruker Corp. *	424,090
6,870	C.R. Bard, Inc.	535,173
12,230	Covidien PLC	585,695
7,110	DaVita, Inc. *	417,641
6,105	Express Scripts, Inc. *	527,777
5,270	Laboratory Corp. of America Holdings *	394,407
15,900	Medco Health Solutions, Inc. *	1,016,169
12,570	Patterson Cos Inc. *	351,709
12,600	St. Jude Medical, Inc. *	463,428
7,550	Sirona Dental Systems, Inc. *	239,637
18,595	Zimmer Holdings, Inc. *	1,099,150
		6,802,042

	INDUSTRIALS - 6.57%
2,672	Amphenol Corp. - Class A	123,393
8,330	Danaher Corp.	626,416
11,600	Gardner Denver, Inc.	493,580
7,325	Goodrich Corp.	470,631
8,314	Grief, Inc. - Class A	448,790
13,630	Johnson Controls, Inc.	371,281
7,370	Pall Corp.	266,794
		2,800,885

	INFORMATION TECHNOLOGY - 8.28%
60,975	Brocade Communications Systems, Inc. *	465,239
10,325	Cognizant Technology Solutions Corp. - Class A *	467,722
7,100	Equinix, Inc. *	753,665
6,925	F5 Networks, Inc. *	366,886
10,000	FLIR Systems, Inc. *	327,200
10,500	Gartner, Inc. *	189,420
1,500	McAfee, Inc. *	60,855
*See accompanying notes which are an integral part of these financial statements.

LARGE/MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
As of December 31, 2009 - (Unaudited)

COMMON STOCKS - 93.00% (continued)
number of shares		fair value

	INFORMATION TECHNOLOGY - 8.28% (continued)
14,950	Sybase, Inc. *	$ 648,830
4,425	VistaPrint NV *	250,721
		3,530,538

	INSTRUMENTS - 2.68%
5,000	Mettler-Toledo International, Inc. *	524,950
13,000	Thermo Fisher Scientific, Inc. *	619,970
		1,144,920

	INSURANCE - 1.82%
42,275	XL Capital, Ltd. - Class A	774,901

	MISCELLANEOUS SERVICES - 6.34%
11,045	Alliance Data Systems Corp. *	713,397
18,545	McDermott International, Inc. *	445,265
50,490	Paychex, Inc.	1,547,014
		2,705,676

	OIL & NATURAL GAS - 14.89%
15,890	Cameron International Corp. *	664,202
35,100	EXCO Resources, Inc.	745,173
26,170	Exxon Mobil Corp.	1,784,532
11,350	Occidental Petroleum Corp.	923,323
30,870	StatoilHydro ASA (ADR)	768,972
35,175	Weatherford International, Ltd. *	629,984
11,700	Whiting Petroleum Corp. *	836,199
		6,352,385

	PHARMACEUTICALS - 1.40%
7,295	Alexion Pharmaceuticals, Inc. *	356,142
4,545	United Therapeutics Corp. *	239,294
		595,436

	RETAIL - 5.11%
8,350	Gymboree Corp. *	363,141
10,635	Kohl's Corp. *	573,546
43,220	Lowe's Companies, Inc.	1,010,916
6,125	O'Reilly Automotive, Inc. *	233,485
		2,181,088

	SEMICONDUCTORS - 8.45%
40,350	Marvell Technology Group, Ltd. *	837,263
31,100	Microsemi Corp. *	552,025
21,120	NVIDIA Corp. *	394,522
59,175	ON Semiconductor Corp. *	521,332
*See accompanying notes which are an integral part of these financial statements.

LARGE/MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
As of December 31, 2009 - (Unaudited)

COMMON STOCKS - 93.00% (continued)
number of shares		fair value

	SEMICONDUCTORS - 8.45% (continued)
57,178	PMC-Sierra, Inc. *	$ 495,161
16,625	Silicon Laboratories, Inc. *	803,653
		3,603,956

	STEEL PRODUCERS - 1.35%
32,470	Steel Dynamics, Inc.	575,368

	TELECOMMUNICATIONS - 4.80%
10,000	L-3 Communications Holdings, Inc.	869,500
19,550	NICE Systems, Ltd. (ADR) *	606,832
16,875	SBA Communications Corp. - Class A *	576,450
		2,052,782

	Total Common Stocks (cost $35,124,175)	39,674,342

MONEY MARKET FUNDS - 7.52%
number of shares		fair value

3,207,280	Timothy Plan Money Market Fund, 0.05%(A)(B)	3,207,280

	Total Money Market Funds (cost $3,207,280)	3,207,280

	TOTAL INVESTMENTS (cost $38,331,455) - 100.52%	$ 42,881,622

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.52)%	(221,964)

	NET ASSETS - 100.00%	$ 42,659,658

*Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at December 31, 2009.
(B) Affiliated fund.
*See accompanying notes which are an integral part of these financial statements.

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of December 31, 2009 - (Unaudited)

COMMON STOCKS - 94.55%
number of shares		fair value

	AEROSPACE EQUIPMENT - 6.79%
44,700	BE Aerospace, Inc. *	$ 1,050,450
37,400	Moog, Inc. - Class A *	1,093,202
29,100	Teledyne Technologies, Inc. *	1,116,276
		3,259,928

	BANKS - 8.97%
13,908	BancFirst Corp.	515,152
22,174	Chemical Financial Corp.	522,863
77,600	First Niagara Financial Group, Inc.	1,079,416
8,073	Suffolk Bancorp	239,768
65,626	Texas Capital Bancshares, Inc. *	916,139
26,300	UMB Financial Corp.	1,034,905
		4,308,243

	CHEMICALS - 2.15%
39,359	Sensient Technologies Corp.	1,035,142

	CONSTRUCTION - 3.49%
42,900	Astec Industries, Inc. *	1,155,726
18,200	Layne Christensen Co. *	522,522
		1,678,248

	CONSUMER GOODS - 9.05%
5,600	Chattem, Inc. *	522,480
16,200	Diamond Foods, Inc.	575,748
24,802	J & J Snack Foods Corp.	991,088
38,900	Jarden Corp.	1,202,399
38,800	Wolverine World Wide, Inc.	1,056,136
		4,347,851

	ELECTRIC POWER - 6.94%
50,300	Avista Corp.	1,085,977
41,000	Cleco Corp.	1,120,530
51,900	Westar Energy, Inc.	1,127,787
		3,334,294

	FINANCIAL & INVESTMENT SERVICES - 4.60%
69,800	Knight Capital Group, Inc. - Class A *	1,074,920
19,200	Stifel Financial Corp. *	1,137,408
		2,212,328

	HEALTHCARE - 2.46%
183,700	CryoLife, Inc. *	1,179,354

	INDUSTRIALS - 14.34%
24,598	A.O. Smith Corp.	1,067,307
68,800	Beacon Roofing Supply, Inc.*	1,100,800
61,400	Gentex Corp.	1,095,990
27,900	Kaydon Corp.	997,704
14,400	Lennox International, Inc.	562,176
21,100	Middleby Corp. *	1,034,322
25,300	Wabtec Corp	1,033,252
		6,891,551
*See accompanying notes which are an integral part of these financial statements.

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of December 31, 2009 - (Unaudited)

COMMON STOCKS - 94.55% (continued)
number of shares		fair value

	INFORMATION TECHNOLOGY - 4.42%
21,800	ManTech International Corp. - Class A *	$ 1,052,504
36,700	Progress Software Corp. *	1,072,007
		2,124,511

	MINING - 2.32%
95,200	Thompson Creek Metals Company, Inc. *	1,115,744

	MISCELLANEOUS SERVICES - 11.15%
31,600	Brink's Home Security Holdings, Inc. *	1,031,424
28,800	John Wiley & Sons, Inc. - Class A	1,206,144
85,900	Marcus Corp.	1,101,238
53,400	Rollins, Inc.	1,029,552
97,870	ValueClick, Inc. *	990,444
		5,358,802

	OIL & NATURAL GAS - 4.13%
28,500	Approach Resources, Inc. *	220,020
35,900	Atlas Energy, Inc. *	1,083,103
56,700	Rex Energy Corp. *	680,400
		1,983,523

	RETAIL - 6.03%
28,100	BJ's Wholesale Club, Inc. *	919,151
31,600	Casey's General Stores, Inc.	1,008,672
67,797	Spartan Stores, Inc.	968,819
		2,896,642

	SEMICONDUCTORS - 2.27%
62,600	MKS Instruments, Inc. *	1,089,866

	STEEL - 1.06%
18,900	Northwest Pipe Co. *	507,654

	TRANSPORTATION - 4.38%
33,100	Genesee & Wyoming, Inc. - Class A *	1,080,384
13,664	Landstar System, Inc.	529,753
33,181	Saia Inc. *	491,743
		2,101,880

	Total Common Stocks (cost $40,342,362)	45,425,561

REITs - 3.47%
number of shares		fair value

22,100	Equity Lifestyle Properties, Inc.	1,115,387
16,000	Mack-Cali Realty Corp.	553,120

	Total REITs (cost $1,433,774)	1,668,507

*See accompanying notes which are an integral part of these financial statements.

SMALL CAP VALUE FUND

	SCHEDULE OF INVESTMENTS
	As of December 31, 2009 - (Unaudited)

	MONEY MARKET FUNDS - 2.57%
	number of shares	fair value

1,236,367	Timothy Plan Money Market Fund, 0.05%(A) (B)	$ 1,236,367

	Total Money Market Funds (cost $1,236,367)	1,236,367

	TOTAL INVESTMENTS (cost $43,012,503) - 100.59%	$ 48,330,435

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.59)%	(283,629)

	NET ASSETS - 100.00%	$ 48,046,806

	* Non-income producing securities.
	(A) Variable rate security; the rate shown represents the yield at December 31, 2009.
(B) Affiliated fund.
*See accompanying notes which are an integral part of these financial statements.

LARGE/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of December 31, 2009 - (Unaudited)

COMMON STOCKS - 90.92%
number of shares		fair value

	BANKS - 1.90%
68,800	BB&T Corp.	$ 1,745,456

	CHEMICALS - 1.97%
40,400	Ecolab, Inc.	1,801,436

	CONSUMER GOODS - 12.02%
29,900	Bunge, Ltd.	1,908,517
85,100	Dr Pepper Snapple Group, Inc.	2,408,330
58,100	Emerson Electric Co.	2,475,060
37,500	JM Smucker Co./The	2,315,625
66,800	Sysco Corp.	1,866,392
		10,973,924

	ELECTRIC POWER - 8.60%
60,700	American Electric Power Co., Inc.	2,111,753
66,100	Dominion Resources, Inc.	2,572,612
43,200	FirstEnergy Corp.	2,006,640
22,000	FPL Group, Inc.	1,162,040
		7,853,045

	FINANCIAL & INVESTMENT SERVICES - 5.84%
4,400	BlackRock, Inc.	1,021,680
60,800	Eaton Vance Corp.	1,848,928
104,800	Invesco, Ltd.	2,461,752
		5,332,360

	HEALTHCARE - 9.47%
49,800	Covidien PLC	2,384,922
22,800	CR Bard, Inc.	1,776,120
28,800	DENTSPLY International, Inc.	1,012,896
16,100	Laboratory Corp. of America Holdings *	1,204,924
36,300	McKesson Corp.	2,268,750
		8,647,612

	INDUSTRIALS - 1.45%
16,500	Praxair, Inc.	1,325,115

	INFORMATION TECHNOLOGY - 7.18%
104,700	CA, Inc.	2,351,562
55,100	McAfee, Inc. *	2,235,407
45,300	Sybase, Inc. *	1,966,020
		6,552,989

	INSURANCE - 8.15%
37,700	ACE, Ltd.	1,900,080
28,700	Arch Capital Group, Ltd. *	2,053,485
61,200	Axis Capital Holdings, Ltd.	1,738,692
66,400	Willis Group Holdings, PLC	1,751,632
		7,443,889

	MACHINERY - 5.25%
48,000	Deere & Co.	2,596,320
23,200	Flowserve Corp.	2,193,096
		4,789,416
*See accompanying notes which are an integral part of these financial statements.

LARGE/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of December 31, 2009 - (Unaudited)

COMMON STOCKS - 90.92% (continued)
number of shares		fair value

	MISCELLANEOUS SERVICES - 2.40%
74,300	Foster Wheeler AG *	$ 2,187,392

	OIL & NATURAL GAS - 17.00%
35,600	Anadarko Petroleum Corp.	2,222,152
18,700	Apache Corp.	1,929,279
18,600	ConocoPhillips	949,902
14,000	Devon Energy Corp.	1,029,000
56,100	Exxon Mobil Corp.	3,825,459
54,300	Marathon Oil Corp.	1,695,246
29,300	Murphy Oil Corp.	1,588,060
28,000	Occidental Petroleum Corp.	2,277,800
		15,516,898

	RETAIL - 6.90%
58,600	Advance Auto Parts, Inc.	2,372,128
31,800	Costco Wholesale Corp.	1,881,606
33,200	Sherwin-Williams Co./The	2,046,780
		6,300,514

	TRANSPORTATION - 2.79%
39,800	Union Pacific Corp.	2,543,220

	Total Common Stocks (cost $75,789,125)	83,013,266

MASTER LIMITED PARTNERSHIPS - 1.95%
number of shares		fair value

46,800	Lazard, Ltd. - Class A	1,776,996

	Total Master Limited Partnerships (cost $1,866,242)	1,776,996

REITs - 4.63%
number of shares		fair value

76,100	HCP, Inc.	2,324,094
23,400	Public Storage	1,905,930

	Total REITs (cost $4,177,685)	4,230,024

MONEY MARKET FUNDS - 2.58%
number of shares		fair value

2,352,874	Timothy Plan Money Market Fund, 0.05%(A) (B)	2,352,874

	Total Money Market Funds (cost $2,352,874)	2,352,874

	TOTAL INVESTMENTS (cost $84,185,926) -100.08%	$ 91,373,160

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.08)%	(70,272)

	NET ASSETS - 100.00%	$ 91,302,888

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at December 31, 2009.
(B) Affiliated fund.
*See accompanying notes which are an integral part of these financial statements.

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
As of December 31, 2009 - (Unaudited)

BONDS AND NOTES - 94.99%
par value		fair value

	ASSET-BACKED SECURITIES - 1.09%
$ 180,000	Honda Auto Receivables Owner Trust, 3.30%, 09/15/2015	$ 184,319
270,000	John Deere Owner Trust, 2.59%, 10/15/2013	274,500
145,000	John Deere Owner Trust, 3.96%, 05/16/2016	151,181

	Total Asset-Backed Securities (cost $596,332)	610,000

	CORPORATE BONDS - 26.17%
750,000	Anadarko Finance Co., 6.75%, 05/01/2011	792,802
750,000	Canadian National Railway Co., 5.80%, 06/01/2016	811,129
750,000	ConocoPhillips, 4.60%, 01/15/2015	797,387
500,000	Covidien International Finance SA, 5.45%, 10/15/2012	541,386
910,000	CRH America, Inc., 6.00%, 09/30/2016	951,773
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	999,442
500,000	Entergy Gulf States, Inc., 5.70%, 06/01/2015	500,750
900,000	ERP Operating LP, 5.125%, 03/15/2016	878,487
500,000	Express Scripts, Inc., 5.25%, 06/15/2012	531,606
750,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	788,066
750,000	Marathon Oil Corp., 6.00%, 10/01/2017	794,581
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	770,870
500,000	Oneok, Inc., 5.20%, 06/15/2015	515,059
300,000	Protective Life Secured Trusts, 5.75%, 01/15/2019	276,414
750,000	PSI Energy, Inc., 6.05%, 06/15/2016	807,068
750,000	Simon Property Group LP, 5.75%, 12/01/2015	765,764
500,000	Transocean, Inc., 6.00%, 03/15/2018	534,337
750,000	Tyco Electronics Group SA, 6.00%, 10/01/2012	796,254
300,000	Unitrin, Inc., 4.875%, 11/01/2010	298,761
750,000	Weatherford International, Ltd., 4.95%, 10/15/2013	782,811
750,000	Willis North America, Inc., 6.20%, 03/28/2017	744,563

	Total Corporate Bonds (cost $14,047,625)	14,679,310

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 67.73%
	Government Notes & Bonds - 23.80%
1,500,000	Federal Farm Credit Bank, 4.88%, 01/17/2017	1,598,571
1,500,000	Federal Farm Credit Bank, 5.13%, 08/25/2016	1,621,881
1,000,000	Federal Home Loan Bank, 3.75%, 01/08/2010	1,000,592
1,000,000	Federal Home Loan Bank, 5.00%, 11/17/2017	1,083,489
1,500,000	Federal Home Loan Bank, 5.50%, 08/13/2014	1,684,640
1,000,000	U.S. Treasury Bond, 3.125%, 05/15/2019	947,344
1,000,000	U.S. Treasury Bond, 5.00%, 05/15/2037	1,062,344
2,500,000	U.S. Treasury Bond, 7.25%, 08/15/2022	3,239,455
500,000	U.S. Treasury Note, 3.875%, 05/15/2018	507,852
550,000	U.S. Treasury Note, 4.75%, 05/15/2014	605,344

	Total Government Notes & Bonds (cost $13,264,830)	13,351,512
*See accompanying notes which are an integral part of these financial statements.

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
As of December 31, 2009 - (Unaudited)

BONDS AND NOTES - 94.99% (continued)
par value		fair value

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 67.73% (continued)
	Government Mortgage-Backed Securities - 35.84%
$ 147,999	GNMA Pool 3584, 6.00%, 07/20/2034	$ 158,769
323,903	GNMA Pool 3612, 6.50%, 09/20/2034	346,930
1,006,702	GNMA Pool 3625, 6.00%, 10/20/2034	1,073,174
426,927	GNMA Pool 3637, 5.50%, 11/20/2034	449,662
670,792	GNMA Pool 3665, 5.50%, 01/20/2035	705,824
324,072	GNMA Pool 3679, 6.00%, 02/20/2035	344,586
868,035	GNMA Pool 3711, 5.50%, 05/20/2035	913,368
920,131	GNMA Pool 3865, 6.00%, 06/20/2036	976,814
665,462	GNMA Pool 3910, 6.00%, 10/20/2036	706,456
1,216,535	GNMA Pool 3939, 5.00%, 01/20/2037	1,252,974
1,382,806	GNMA Pool 4058, 5.00%, 12/20/2037	1,424,225
1,671,064	GNMA Pool 4072, 5.50%, 01/20/2038	1,754,423
3,251,661	GNMA Pool 4520, 5.00%, 08/20/2038	3,349,113
1,985,615	GNMA Pool 4541, 5.00%, 09/20/2039	2,045,123
56,685	GNMA Pool 585163, 5.00%, 02/15/2018	59,942
58,201	GNMA Pool 585180, 5.00%, 02/15/2018	61,546
65,031	GNMA Pool 592492, 5.00%, 03/15/2018	68,768
48,193	GNMA Pool 599821, 5.00%, 01/15/2018	50,963
702,515	GNMA Pool 604182, 5.50%, 04/15/2033	741,405
522,453	GNMA Pool 663776, 6.50%, 01/15/2037	556,233
2,821,655	GNMA Pool 717072, 5.00%, 05/15/2039	2,907,526
145,197	GNMA Pool 781694, 6.00%, 12/15/2031	155,023

	Total Government Mortgage-Backed Securities (cost $19,550,416)	20,102,847

	Treasury Inflation Indexed Bonds - 8.09%
2,632,320	TIP, 2.00%, 01/15/2014	2,786,969
1,605,615	TIP, 2.50%, 07/15/2016	1,750,496

	Total Treasury Inflation Indexed Bonds (cost $4,292,737)	4,537,465

	Total U.S. Government & Agency Obligations (cost $37,107,983)	37,991,824

	Total Bonds and Notes (cost $51,751,939)	53,281,134

MONEY MARKET FUNDS - 3.11%
number of shares		fair value

1,745,530	Timothy Plan Money Market Fund, 0.05% (A) (B)	1,745,530

	Total Money Market Funds (cost $1,745,530)	1,745,530

	TOTAL INVESTMENTS (cost $53,497,470)- 98.10%	$ 55,026,664

	OTHER ASSETS LESS LIABILITIES - 1.90%	1,068,955

	NET ASSETS - 100.00%	$ 56,095,619

(A) Variable rate security; the rate shown represents the yield at December 31, 2009.
(B) Affiliated fund.

*See accompanying notes which are an integral part of these financial statements.

HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
As of December 31, 2009 - (Unaudited)

BONDS AND NOTES - 94.92%
par value		fair value

	CORPORATE BONDS - 94.92%
$ 250,000	Actuant Corp., 6.875%, 06/15/2017	$ 239,063
250,000	Arch Coal, Inc., 8.75%, 08/01/2016 (A)	265,625
500,000	Ashtead Holdings PLC, 8.625%, 08/01/2015 (A)	505,000
500,000	Atlas Pipeline Partners LP, 8.125%, 12/15/2015	445,000
500,000	Berry Petroleum Co., 8.25%, 11/01/2016	495,000
275,000	Black Hills Corp., 9.00%, 05/15/2014	313,898
500,000	Case New Holland, Inc., 7.75%, 09/01/2013 (A)	513,750
250,000	Cemex Finance LLC, 9.50%, 12/14/2016 (A)	263,125
250,000	Cloud Peak Energy Finance Corp., 8.50%, 12/15/2019 (A)	256,250
500,000	Comstock Resources, Inc., 8.375%, 10/15/2017	513,750
100,000	Concho Resources, Inc., 8.625%, 10/01/2017	105,500
200,000	Copano Energy Finance Corp., 7.75%, 06/01/2018	201,500
575,000	Cricket Communications, Inc., 9.375% 11/01/2014	580,750
500,000	Crum & Forster Holdings Corp., 7.75%, 05/01/2017	478,125
250,000	Discover Bank, 8.70%, 11/18/2019	268,286
500,000	Dynegy Holdings, Inc., 7.75%, 06/01/2019	436,250
150,000	El Paso Corp., 12.00%, 12/12/2013	176,625
500,000	Energy Future Holdings Corp., 10.875%, 11/01/2017	411,250
500,000	Forest Oil Corp., 7.25%, 06/15/2019	496,250
250,000	Geo Group, Inc., 7.75%, 10/15/2017 (A)	257,188
250,000	Georgia-Pacific LLC, 7.70%, 06/15/2015	263,750
500,000	Goodyear Tire & Rubber Co., 10.50%, 05/15/2016	555,000
500,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/2016 (A)	515,000
500,000	Intergen NV, 9.00%, 06/30/2017 (A)	523,750
420,000	Ipalco Enterprises, Inc., 7.25%, 04/01/2016 (A)	423,150
250,000	Iron Mountain, Inc., 6.625%, 01/01/2016	246,250
500,000	Janus Capital Group, Inc., 6.95%, 06/15/2017	471,944
200,000	Kansas City Southern Railway, 13.00%, 12/15/2013	233,000
500,000	MarkWest Energy Finance Corp., 6.875%, 11/01/2014	480,000
500,000	Momentive Performance Materials, Inc., 9.75%, 12/01/2014	483,750
100,000	Navios Maritime Finance U.S. Inc., 8.875%, 11/01/2017 (A)	104,375
100,000	Navistar International Corp., 8.25%, 11/01/2021	103,000
275,000	Nisource Finance Corp., 10.75%, 03/15/2016	339,249
200,000	Nova Chemicals Corp., 8.625%, 11/01/2019 (A)	204,500
500,000	ProLogis, 7.625%, 08/15/2014	523,365
100,000	Range Resources Corp., 8.00%, 05/15/2019	107,500
500,000	Sanmina-SCI Corp., 8.125%, 03/01/2016	501,250
500,000	Sealy Mattress Co., 8.25%, 06/15/2014	502,500
250,000	Service Corp. International, 7.00%, 06/15/2017	243,750
500,000	Smithfield Foods, Inc., 7.00%, 08/01/2011	501,250
500,000	Swift Energy Co., 7.125%, 06/01/2017	475,000
190,000	Teck Resources, Ltd., 10.275%, 05/15/2016	222,300
310,000	Tesoro Corp., 9.75%, 06/01/2019	322,400
500,000	Texas Industries, Inc., 7.25%, 07/15/2013	493,750
400,000	Toll Brothers Finance Corp., 6.75%, 11/01/2019	392,450
150,000	Tyson Foods, Inc., 10.50%, 03/01/2014	172,125
200,000	United Rentals North America, Inc., 9.25%, 12/15/2019	207,500
500,000	United States Steel Corp., 6.05%, 06/01/2017	478,031
500,000	USG Corp., 9.50%, 01/15/2018	517,500
400,000	Vimpel Communications, 9.125%, 04/30/2018 (A)	429,000
500,000	W & T Offshore, Inc., 8.25%, 06/15/2014 (A)	477,500
250,000	Whiting Petroleum Corp., 7.00%, 02/01/2014	252,188

	TOTAL CORPORATE BONDS (cost $18,341,494)	18,988,262

*See accompanying notes which are an integral part of these financial statements.

HIGH YIELD FUND

	SCHEDULE OF INVESTMENTS
	As of December 31, 2009 - (Unaudited)

	MONEY MARKET FUNDS - 3.48%
	number of shares	fair value

695,417	Timothy Plan Money Market Fund, 0.05%(C) (D)	$ 695,417

	Total Money Market Funds (cost $695,417)	695,417

	TOTAL INVESTMENTS (cost $19,036,911) - 98.40%	$ 19,683,679

	OTHER ASSETS LESS LIABILITIES - 1.60%	320,194

	NET ASSETS - 100.00%	$ 20,003,873

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

	(B) Variable rate security; the rate shown represents the rate at December 31, 2009.
	(C) Affiliated fund.
	(D) Variable rate security; the rate shown represents the yield at December 31, 2009.

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
As of December 31, 2009 - (Unaudited)

SHORT-TERM INVESTMENTS - 99.64%
par value		fair value

	Asset-Backed Securities - 3.46%
$ 57,491	Harley-Davidson Motorcycle Trust, 1.49%, 05/15/2010	$ 57,491
115,099	Honda Auto Receivables Owner Trust, 1.32%, 05/17/2010	115,099
682,845	John Deere Owner Ttrust, 0.34%, 11/02/2010	682,845

	Total Asset-Backed Securities (amortized cost $855,435)	855,435

	Money Market Funds -18.85%
4,666,668	Fidelity Institutional Money Market Portfolio, 0.20% (B)	4,666,668

	Total Money Market Funds (cost $4,666,668)	4,666,668

	U.S. Government & Government Agencies (A) - 77.33%
1,525,000	Federal Home Loan Bank, 0.05%, 02/17/2010	1,524,901
1,600,000	Federal Home Loan Bank, 0.14%, 03/26/2010	1,600,006
2,000,000	Federal Home Loan Bank, 3.75%, 01/08/2010	2,001,302
1,050,000	U.S. Treasury Bill, 0.06%, 01/14/2010	1,049,979
2,200,000	U.S. Treasury Bill, 0.07%, 01/21/2010	2,199,916
1,000,000	U.S. Treasury Bill, 0.14%, 01/28/2010	999,900
1,285,000	U.S. Treasury Bill, 0.09%, 02/11/2010	1,284,868
700,000	U.S. Treasury Bill, 0.08%, 02/25/2010	699,911
2,100,000	U.S. Treasury Bill, 0.06%, 03/04/2010	2,099,801
1,630,000	U.S. Treasury Bill, 0.11%, 03/11/2010	1,629,672
1,050,000	U.S. Treasury Bill, 0.05%, 03/18/2010	1,049,900
3,000,000	U.S. Treasury Bill, 0.05%, 03/25/2010	2,999,671

	Total U.S. Government Agencies (amortized cost $19,139,827)	19,139,827

	TOTAL INVESTMENTS (cost $24,661,930) - 99.64%	$ 24,661,930

	OTHER ASSETS LESS LIABILITIES - 0.36%	88,867

	TOTAL NET ASSETS - 100.00%	$ 24,750,797

(A) Discount note; the rate shown represents the yield at December 31, 2009.
(B) Variable rate security; the rate shown represents the yield at December 31, 2009.
*See accompanying notes which are an integral part of these financial statements.

STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS
As of December 31, 2009 - (Unaudited)

MUTUAL FUNDS (A) - 99.99%
number of shares		fair value

694,876	Timothy Plan Aggressive Growth Fund*	$ 3,363,200
435,450	Timothy Defensive Strategies Fund	4,506,903
516,239	Timothy Plan High Yield Bond Fund	4,532,578
1,449,061	Timothy Plan International Fund	11,317,167
1,557,536	Timothy Plan Large/Mid Cap Growth Fund*	8,986,983
810,211	Timothy Plan Large/Mid Cap Value Fund	8,969,040
315,261	Timothy Plan Small Cap Value Fund*	3,360,681

	Total Mutual Funds (cost $52,482,905)	45,036,552

MONEY MARKET FUNDS - 0.29%
number of shares		fair value

132,266	Timothy Plan Money Market Fund, 0.05%(A) (B)	132,266

	Total Money Market Funds (cost $132,266)	132,266

	Total Investments (cost $52,615,171)- 100.28%	$ 45,168,818

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.28)%	(126,254)

	TOTAL NET ASSETS - 100.00%	$ 45,042,564

(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at December 31, 2009.
* Non-income producing securities
*See accompanying notes which are an integral part of these financial statements.

CONSERVATIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
As of December 31, 2009 - (Unaudited)

MUTUAL FUNDS (A) - 99.97%
number of shares		fair value

286,358	Timothy Plan Aggressive Growth Fund*	$ 1,385,973
673,043	Timothy Defensive Strategies Fund	6,965,994
1,390,207	Timothy Plan Fixed Income Fund	13,985,483
531,990	Timothy Plan High Yield Bond Fund	4,670,876
597,305	Timothy Plan International Fund	4,664,955
962,857	Timothy Plan Large/Mid Cap Growth Fund*	5,555,682
626,125	Timothy Plan Large/Mid Cap Value Fund	6,931,201
216,537	Timothy Plan Small Cap Value Fund*	2,308,288

	Total Mutual Funds (cost $48,247,738)	46,468,452

MONEY MARKET FUNDS - 0.14%
number of shares		fair value

64,677	Timothy Plan Money Market Fund, 0.05%(A) (B)	64,677

	Total Money Market Funds (cost $64,677)	64,677

	TOTAL INVESTMENTS (cost $48,312,415)- 100.11%	$ 46,533,129

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.11)%	(52,849)

	NET ASSETS - 100.00%	$ 46,480,280

(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at December 31, 2009.
* Non-income producing securities

*See accompanying notes which are an integral part of these financial statements.

DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS
As of December 31, 2009 - (Unaudited)

REITs - 19.46%
number of shares		fair value

1,100	Alexandria Real Estate Equities, Inc.	$ 70,719
4,800	AMB Property Corp.	122,640
3,600	Apartment Investment & Management Co.	57,312
2,600	AvalonBay Communities, Inc.	213,486
3,900	Boston Properties, Inc.	261,573
1,900	BRE Properties, Inc.	62,852
2,000	Camden Property Trust	84,740
3,000	Cousins Properties, Inc.	22,890
2,700	Digital Realty Trust, Inc.	135,756
4,100	Douglas Emmett, Inc.	58,425
6,700	Duke Realty Corp.	81,539
8,100	Equity Residential	273,618
1,000	Essex Property Trust, Inc.	83,650
2,100	Federal Realty Investment Trust	142,212
8,000	HCP, Inc.	244,320
3,700	Health Care REIT, Inc.	163,984
9,500	Kimco Realty Corp.	128,535
3,400	Liberty Property Trust	108,834
2,035	Macerich Co./The	73,175
2,500	Mack-Cali Realty Corp.	86,425
12,000	ProLogis	164,280
4,300	Public Storage	350,235
3,400	Regency Centers Corp.	119,204
4,830	Simon Property Group, Inc.	385,411
1,800	SL Green Realty Corp.	90,432
4,600	UDR, Inc.	75,624
4,800	Ventas, Inc.	209,952
4,516	Vornado Realty Trust	315,871
3,500	Weingarten Realty Investors	69,265

	Total REITs (cost $3,737,569)	4,256,959

EXCHANGE-TRADED FUNDS - 24.72%
number of shares		fair value

19,100	iShares Silver Trust *	315,895
48,700	PowerShares DB Agriculture Fund *	1,287,628
50,500	PowerShares DB Base Energy Fund *	1,322,595
47,700	PowerShares DB Base Metals Fund *	1,073,250
44,100	PowerShares DB Commodity Index Tracking Fund *	1,085,742
3,000	SPDR Gold Trust *	321,930

	Total Exchange-Traded Funds (cost $5,297,659)	5,407,040
*See accompanying notes which are an integral part of these financial statements.

DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS
As of December 31, 2009 - (Unaudited)

BONDS AND NOTES - 45.98%
par value		fair value

	TREASURY INFLATION INDEXED BONDS
$ 424,541	TIP, 1.63%, 01/15/2015	$ 442,053
882,735	TIP, 1.88%, 07/15/2013	930,802
750,168	TIP, 1.88%, 07/15/2015	791,369
1,318,832	TIP, 2.00%, 07/15/2014	1,398,786
898,541	TIP, 2.00%, 01/15/2016	949,996
1,318,832	TIP, 2.38%, 01/15/2025	1,394,870
1,339,912	TIP, 2.38%, 01/15/2017	1,448,885
651,881	TIP, 2.63%, 07/15/2017	717,732
601,140	TIP, 3.00%, 07/15/2012	647,071
668,265	TIP, 3.63%, 04/15/2028	827,657
394,488	TIP, 3.88%, 04/15/2029	508,859

	Total Treasury Inflation Indexed Bonds (cost $10,021,983)	10,058,080

MONEY MARKET FUNDS - 8.25%
number of shares		fair value

1,805,299	Timothy Plan Money Market Fund, 0.05% (A) (B)	1,805,299

	Total Money Market Funds (cost $1,805,299)	1,805,299

	TOTAL INVESTMENTS (cost $20,862,510)- 98.41%	$ 21,527,378

	OTHER ASSETS LESS LIABILITIES - 1.59%	348,543

	NET ASSETS - 100.00%	$ 21,875,921

(A) Variable rate security; the rate shown represents the yield at December 31, 2009.
(B) Affiliated fund.
*See accompanying notes which are an integral part of these financial statements.

NOTES TO THE SCHEDULE OF INVESTMENTS

December 31, 2009 – (Unaudited)

TIMOTHY PLAN

Note 1 - Unrealized Appreciation (Depreciation)

At December 31, 2009, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	app	dep	net app. / dep.
Small-Cap Value	$ 43,012,503	$ 6,271,943	$ (954,011)	$ 5,317,932
Large / Mid-Cap Value	$ 84,185,926	$ 11,121,841	$ (3,934,607)	$ 7,187,234
Fixed Income	$ 53,497,470	$ 1,719,417	$ (190,223)	$ 1,529,194
Aggressive Growth	$ 11,939,245	$ 3,166,496	$ (288,091)	$ 2,878,405
Large / Mid-Cap Growth	$ 38,331,455	$ 5,695,906	$ (1,145,739)	$ 4,550,167
Strategic Growth	$ 52,615,171	$ 321,606	$ (7,767,959)	$ (7,446,353)
Conservative Growth	$ 48,312,415	$ 445,437	$ (2,224,723)	$ (1,779,286)
Money Market	$ 24,661,930	$ -	$ -	$ -
High Yield Bond	$ 19,036,911	$ 1,029,712	$ (382,944)	$ 646,768
International	$ 33,170,626	$ 4,598,083	$ (1,342,714)	$ 3,255,369
Defensive Strategies	$ 20,862,510	$ 699,070	$ (34,202)	$ 664,868

Note 2 – Security Valuation and Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NOTES TO THE SCHEDULE OF INVESTMENTS

December 31, 2009 – (Unaudited)

TIMOTHY PLAN

Each Fund generally determines the total value of each Class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, American Depositary Receipts (ADR), real estate investment trusts, and master limited partnerships, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, when the market is considered inactive, an equity security (such as some ADR’s owned by the International Fund) owned by the Funds will be valued by the pricing service at an evaluated bid, with inputs such as the underlying securities price, the exchange rate for the currency and the ADR factor. When this happens, the security will generally be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, U.S. Government securities and U.S. government agency securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

NOTES TO THE SCHEDULE OF INVESTMENTS

December 31, 2009 – (Unaudited)

TIMOTHY PLAN

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Timothy Plan Money Market Fund uses the amortized cost method to compute its NAV. This means that securities purchased by the Fund are not marked to market. Instead, any premium paid or discount realized will be amortized or accrued over the life of the security and credited/debited daily against the total assets of the Fund. This also means that, under most circumstances, the Money Market Fund will not sell securities prior to maturity date except to satisfy redemption requests.

The Board has delegated to the Adviser and/or Sub-Advisers responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser or Sub-Adviser will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Adviser and Sub-Advisers with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s assets as of December 31, 2009:

Aggressive Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total

Common Stocks *	$ 13,929,830	$ -	$ -	$ 13,929,830
American Depositary Receipts *	$ 547,696	$ -	$ -	$ 547,696
Money Market Funds	$ 340,124	$ -	$ -	$ 340,124
Total	$ 14,817,650	$ -	$ -	$ 14,817,650
*Refer to the Schedule of Investments for industry classifications.

International Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
American Depositary Receipts *	$ 15,038,210	$ 17,611,914	$ -	$ 32,650,124
Common Stocks *	$ 2,323,161	$ -	$ -	$ 2,323,161
Money Market Funds	$ 1,452,710	$ -	$ -	$ 1,452,710
Total	$ 18,814,081	$ 17,611,914	$ -	$ 36,425,995
*Refer to the Schedule of Investments for industry classifications.

NOTES TO THE SCHEDULE OF INVESTMENTS

December 31, 2009 – (Unaudited)

TIMOTHY PLAN

Large/Mid Cap Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$ 38,298,538	$ -	$ -	$ 38,298,538
American Depositary Receipts *	$ 1,375,804	$ -	$ -	$ 1,375,804
Money Market Funds	$ 3,207,280	$ -	$ -	$ 3,207,280
Total	$ 42,881,622	$ -	$ -	$ 42,881,622
*Refer to the Schedule of Investments for industry classifications.

Small Cap Value Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$ 45,425,561	$ -	$ -	$ 45,425,561
REITS	$ 1,668,507	$ -	$ -	$ 1,668,507
Money Market Funds	$ 1,236,367	$ -	$ -	$ 1,236,367
Total	$ 48,330,435	$ -	$ -	$ 48,330,435
*Refer to the Schedule of Investments for industry classifications.

Large/Mid Cap Value Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stocks *	$ 83,013,266	$ -	$ -	$ 83,013,266
Master Limited Partnerships	$ 1,776,996	$ -	$ -	$ 1,776,996
REITS	$ 4,230,024	$ -	$ -	$ 4,230,024
Money Market Funds	$ 2,352,874	$ -	$ -	$ 2,352,874
Total	$ 91,373,160	$ -	$ -	$ 91,373,160
*Refer to the Schedule of Investments for industry classifications.

NOTES TO THE SCHEDULE OF INVESTMENTS

December 31, 2009 – (Unaudited)

TIMOTHY PLAN

Fixed Income Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Asset-Backed Securities	$ -	$ 610,000	$ -	$ 610,000
Corporate Bonds	$ -	$ 14,679,310	$ -	$ 14,679,310
U.S. Government Agencies	$ -	$ 6,989,173	$ -	$ 6,989,173
Mortgaged-Backed Securities	$ -	$ 20,102,847	$ -	$ 20,102,847
U.S. Treasuries	$ -	$ 6,362,339	$ -	$ 6,362,339
U.S. Treasury TIPs	$ -	$ 4,537,465	$ -	$ 4,537,465
Money Market Funds	$ 1,745,530	$ -	$ -	$ 1,745,530
Total	$ 1,745,530	$ 53,281,134	$ -	$ 55,026,664

High Yield Bond Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Corporate Bonds	$ -	$ 14,250,049	$ -	$ 14,250,049
144A Securities	$ -	$ 4,738,213	$ -	$ 4,738,213
Money Market Funds	$ 695,417	$ -	$ -	$ 695,417
Total	$ 695,417	$ 18,988,262	$ -	$ 19,683,679

Money Market Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Asset-Backed Securities	$ -	$ 855,435	$ -	$ 855,435
U.S. Government Agencies	$ -	$ 5,126,209	$ -	$ 5,126,209
U.S. Treasuries	$ -	$ 14,013,618		$ 14,013,618
Money Market Funds	$ 4,666,668	$ -	$ -	$ 4,666,668
Total	$ 4,666,668	$ 19,995,262	$ -	$ 24,661,930

NOTES TO THE SCHEDULE OF INVESTMENTS

December 31, 2009 – (Unaudited)

TIMOTHY PLAN

Strategic Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Mutual Funds	$ 45,036,552	$ -	$ -	$ 45,036,552
Money Market Funds	$ 132,266	$ -	$ -	$ 132,266
Total	$ 45,168,818	$ -	$ -	$ 45,168,818

Conservative Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Mutual Funds	$ 46,468,452	$ -	$ -	$ 46,468,452
Money Market Funds	$ 64,677	$ -	$ -	$ 64,677
Total	$ 46,533,129	$ -	$ -	$ 46,533,129

Defensive Strategies Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
REITS	$ 4,256,959	$ -	$ -	$ 4,256,959
Exchange-Traded Funds	$ 5,407,040	$ -	$ -	$ 5,407,040
U.S. Treasury TIPs	$ -	$ 10,058,080	$ -	$ 10,058,080
Money Market Funds	$ 1,805,299	$ -	$ -	$ 1,805,299
Total	$ 11,469,298	$ 10,058,080	$ -	$ 21,527,378

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer

Date:	2/18/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date:	2/18/2010